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OMB APPROVAL

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OMB Number: 3235-0582

Expires: March 31, 2021

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, New York 11788

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 - June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS FUND TRUST - Altegris/AACA Opportunistic Real Estate Long Short Fund									Item 1, Exhibit 3
Investment Company Act file number: 811-21720
Reporting Period:July 1, 2016 through June 30, 2017
FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
ALEXANDRIA REAL ESTATE EQUITIES	ARE	015271-109	ANNUAL; 4/9/2017	1	DIRECTOR JOEL S. MARCUS STEVEN R. HASH JOHN L. ATKINS, III JAMES P. CAIN MARIA C. FREIRE RICHARD H. KLEIN JAMES H. RICHARDSON	MGMT	N	N.A	N/A
ALEXANDRIA REAL ESTATE EQUITIES	ARE	015271-109	ANNUAL; 4/9/2017	2	TO CAST A NONBINDING, ADVISORY VOTE ON A RESOLUTION TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS MORE PARTICULARLY DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT.	MGMT	N	N.A	N/A
ALEXANDRIA REAL ESTATE EQUITIES	ARE	015271-109	ANNUAL; 4/9/2017	3	TO CAST A NONBINDING,
ADVISORY VOTE ON
THE FREQUENCY OF FUTURE NONBINDING
ADVISORY STOCKHOLDER VOTES ON THE
COMPENSATION OF THE COMPANY'S NAMED
EXECUTIVE OFFICERS, AS MORE
PARTICULARLY DEFINED IN THE
					ACCOMPANYING PROXY STATEMENT.	MGMT	N	N.A	N/A
ALEXANDRIA REAL ESTATE EQUITIES	ARE	015271-109	ANNUAL; 4/9/2017	4	TO VOTE TO APPROVE AN AMENDMENT OF
THE COMPANY'S CHARTER TO INCREASE THE
NUMBER OF SHARES OF COMMON STOCK
THAT THE COMPANY IS AUTHORIZED TO ISSUE
FROM 100,000,000 TO 200,000,000 SHARES, AS
MORE PARTICULARLY DESCRIBED IN THE
					ACCOMPANYING PROXY STATEMENT.	MGMT	N	N.A	N/A
ALEXANDRIA REAL ESTATE EQUITIES	ARE	015271-109	ANNUAL; 4/9/2017	5	TO RATIFY THE APPOINTMENT OF ERNST &
YOUNG LLP AS THE COMPANY'S INDEPENDENT
REGISTERED PUBLIC ACCOUNTANTS FOR THE
FISCAL YEAR ENDING DECEMBER 31, 2017, AS
MORE PARTICULARLY DESCRIBED IN THE
					ACCOMPANYING PROXY STATEMENT.	MGMT	N	N.A	N/A
AMERICAN TOWER CORPORATION	AMT	03027X-100	ANNUAL; 5/31/2017	1A	ELECTION OF DIRECTOR: GUSTAVO LARA CANTU	MGMT	N	N.A	N/A
AMERICAN TOWER CORPORATION	AMT	03027X-100	ANNUAL; 5/31/2017	1B	ELECTION OF DIRECTOR: RAYMOND P. DOLAN	MGMT	N	N.A	N/A
AMERICAN TOWER CORPORATION	AMT	03027X-100	ANNUAL; 5/31/2017	1C	ELECTION OF DIRECTOR: ROBERT D. HORMATS	MGMT	N	N.A	N/A
AMERICAN TOWER CORPORATION	AMT	03027X-100	ANNUAL; 5/31/2017	1D	ELECTION OF DIRECTOR: CRAIG MACNAB	MGMT	N	N.A	N/A
AMERICAN TOWER CORPORATION	AMT	03027X-100	ANNUAL; 5/31/2017	1E	ELECTION OF DIRECTOR: JOANN A. REED	MGMT	N	N.A	N/A
AMERICAN TOWER CORPORATION	AMT	03027X-100	ANNUAL; 5/31/2017	1F	ELECTION OF DIRECTOR: PAMELA D.A. REEVE	MGMT	N	N.A	N/A
AMERICAN TOWER CORPORATION	AMT	03027X-100	ANNUAL; 5/31/2017	1G	ELECTION OF DIRECTOR: DAVID E. SHARBUTT	MGMT	N	N.A	N/A
AMERICAN TOWER CORPORATION	AMT	03027X-100	ANNUAL; 5/31/2017	1H	ELECTION OF DIRECTOR: JAMES D. TAICLET, JR.	MGMT	N	N.A	N/A
AMERICAN TOWER CORPORATION	AMT	03027X-100	ANNUAL; 5/31/2017	1I	ELECTION OF DIRECTOR: SAMME L. THOMPSON	MGMT	N	N.A	N/A
AMERICAN TOWER CORPORATION	AMT	03027X-100	ANNUAL; 5/31/2017	2	TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2017.	MGMT	N	N.A	N/A
AMERICAN TOWER CORPORATION	AMT	03027X-100	ANNUAL; 5/31/2017	3	TO APPROVE, ON AN ADVISORY BASIS, THE COMPANY'S EXECUTIVE COMPENSATION.	MGMT	N	N.A	N/A
AMERICAN TOWER CORPORATION	AMT	03027X-100	ANNUAL; 5/31/2017	4	TO APPROVE, ON AN ADVISORY BASIS, THE FREQUENCY WITH WHICH THE COMPANY WILL HOLD A STOCKHOLDER ADVISORY VOTE ON EXECUTIVE COMPENSATION.	MGMT	Y	1 Year	1 Year
BOSTON PROPERTIES	BXP	101121-101	ANNUAL; 5/23/2017	1A	ELECTION OF DIRECTOR: BRUCE W. DUNCAN	MGMT	Y	For	For
BOSTON PROPERTIES	BXP	101121-101	ANNUAL; 5/23/2017	1B	ELECTION OF DIRECTOR: KAREN E. DYKSTRA	MGMT	Y	For	For
BOSTON PROPERTIES	BXP	101121-101	ANNUAL; 5/23/2017	1C	ELECTION OF DIRECTOR: CAROL B. EINIGER	MGMT	Y	For	For
BOSTON PROPERTIES	BXP	101121-101	ANNUAL; 5/23/2017	1D	ELECTION OF DIRECTOR: JACOB A. FRENKEL	MGMT	Y	For	For
BOSTON PROPERTIES	BXP	101121-101	ANNUAL; 5/23/2017	1E	ELECTION OF DIRECTOR: JOEL I. KLEIN	MGMT	Y	For	For
BOSTON PROPERTIES	BXP	101121-101	ANNUAL; 5/23/2017	1F	ELECTION OF DIRECTOR: DOUGLAS T. LINDE	MGMT	Y	For	For
BOSTON PROPERTIES	BXP	101121-101	ANNUAL; 5/23/2017	1G	ELECTION OF DIRECTOR: MATTHEW J. LUSTIG	MGMT	Y	For	For
BOSTON PROPERTIES	BXP	101121-101	ANNUAL; 5/23/2017	1H	ELECTION OF DIRECTOR: ALAN J. PATRICOF	MGMT	Y	For	For
BOSTON PROPERTIES	BXP	101121-101	ANNUAL; 5/23/2017	1I	ELECTION OF DIRECTOR: OWEN D. THOMAS	MGMT	Y	For	For
BOSTON PROPERTIES	BXP	101121-101	ANNUAL; 5/23/2017	1J	ELECTION OF DIRECTOR: MARTIN TURCHIN	MGMT	Y	For	For
BOSTON PROPERTIES	BXP	101121-101	ANNUAL; 5/23/2017	1K	ELECTION OF DIRECTOR: DAVID A. TWARDOCK	MGMT	Y	For	For
BOSTON PROPERTIES	BXP	101121-101	ANNUAL; 5/23/2017	2	TO APPROVE, BY NON-BINDING, ADVISORY RESOLUTION, THE COMPANY'S NAMED EXECUTIVE OFFICER COMPENSATION	MGMT	Y	For	For
BOSTON PROPERTIES	BXP	101121-101	ANNUAL; 5/23/2017	3	TO APPROVE, BY NON-BINDING, ADVISORY VOTE, THE FREQUENCY OF HOLDING THE ADVISORY VOTE ON THE COMPANY'S NAMED EXECUTIVE OFFICER COMPENSATION.	MGMT	Y	1 Year	1 Year
BOSTON PROPERTIES	BXP	101121-101	ANNUAL; 5/23/2017	4	TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).	MGMT	Y	For	For
CADIZ	CDZI	127537-207	ANNUAL; 6/7/2017	1	DIRECTOR KEITH BRACKPOOL STEPHEN E. COURTER GEOFFREY GRANT WINSTON HICKOX MURRAY H. HUTCHISON RICHARD NEVINS RAYMOND J. PACINI TIMOTHY J. SHAHEEN SCOTT S. SLATER	MGMT	N	N.A	N/A
CADIZ	CDZI	127537-207	ANNUAL; 6/7/2017	2	RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITOR.	MGMT	N	N.A	N/A
CADIZ	CDZI	127537-207	ANNUAL; 6/7/2017	3	ADVISORY VOTE ON EXECUTIVE COMPENSATION AS DISCLOSED IN THE PROXY MATERIALS.	MGMT	N	N.A	N/A
CADIZ	CDZI	127537-207	ANNUAL; 6/7/2017	4	ADVISORY VOTE ON THE FREQUENCY OF EXECUTIVE COMPENSATION ADVISORY VOTES, EVERY	MGMT	N	N.A	N/A
COLONY NORTHSTAR, INC.	CLNS	19625W708	ANNUAL; 5/4/2017	1A	ELECTION OF DIRECTOR: THOMAS J. BARRACK, JR.	MGMT	N	N.A	N/A
COLONY NORTHSTAR, INC.	CLNS	19625W708	ANNUAL; 5/4/2017	1B	ELECTION OF DIRECTOR: DAVID T. HAMAMOTO	MGMT	N	N.A	N/A
COLONY NORTHSTAR, INC.	CLNS	19625W708	ANNUAL; 5/4/2017	1C	ELECTION OF DIRECTOR: DOUGLAS CROCKER II	MGMT	N	N.A	N/A
COLONY NORTHSTAR, INC.	CLNS	19625W708	ANNUAL; 5/4/2017	1D	ELECTION OF DIRECTOR: NANCY A. CURTIN	MGMT	N	N.A	N/A
COLONY NORTHSTAR, INC.	CLNS	19625W708	ANNUAL; 5/4/2017	1E	ELECTION OF DIRECTOR: JON A. FOSHEIM	MGMT	N	N.A	N/A
COLONY NORTHSTAR, INC.	CLNS	19625W708	ANNUAL; 5/4/2017	1F	ELECTION OF DIRECTOR: JUSTIN E. METZ	MGMT	N	N.A	N/A
COLONY NORTHSTAR, INC.	CLNS	19625W708	ANNUAL; 5/4/2017	1G	ELECTION OF DIRECTOR: GEORGE G. C. PARKER	MGMT	N	N.A	N/A
COLONY NORTHSTAR, INC.	CLNS	19625W708	ANNUAL; 5/4/2017	1H	ELECTION OF DIRECTOR: CHARLES W. SCHOENHERR	MGMT	N	N.A	N/A
COLONY NORTHSTAR, INC.	CLNS	19625W708	ANNUAL; 5/4/2017	1I	ELECTION OF DIRECTOR: JOHN A. SOMERS	MGMT	N	N.A	N/A
COLONY NORTHSTAR, INC.	CLNS	19625W708	ANNUAL; 5/4/2017	1J	ELECTION OF DIRECTOR: JOHN L. STEFFENS	MGMT	N	N.A	N/A
COLONY NORTHSTAR, INC.	CLNS	19625W708	ANNUAL; 5/4/2017	2	APPROVAL OF AN ADVISORY PROPOSAL REGARDING THE COMPENSATION PAID TO NORTHSTAR ASSET MANAGEMENT GROUP INC.'S NAMED EXECUTIVE OFFICERS (THE "SAY ON PAY" PROPOSAL).	MGMT	N	N.A	N/A
COLONY NORTHSTAR, INC.	CLNS	19625W708	ANNUAL; 5/4/2017	3	TO RECOMMEND THE FREQUENCY OF FUTURE STOCKHOLDER VOTES ON "SAY ON PAY" PROPOSALS.	MGMT	N	N.A	N/A
COLONY NORTHSTAR, INC.	CLNS	19625W708	ANNUAL; 5/4/2017	4	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT PUBLIC AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	MGMT	N	N.A	N/A
CORESITE REALTY CORPORATION	COR	21870Q105	ANNUAL; 5/24/2017	1	DIRECTOR ROBERT G. STUCKEY PAUL E. SZUREK JAMES A. ATTWOOD, JR. KELLY C. CHAMBLISS MICHAEL R. KOEHLER J. DAVID THOMPSON DAVID A. WILSON	MGMT	Y	For	For
CORESITE REALTY CORPORATION	COR	21870Q105	ANNUAL; 5/24/2017	2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	MGMT	Y	For	For
CORESITE REALTY CORPORATION	COR	21870Q105	ANNUAL; 5/24/2017	3	THE ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MGMT	Y	For	For
CORESITE REALTY CORPORATION	COR	21870Q105	ANNUAL; 5/24/2017	4	THE ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MGMT	Y	1 Year	1 Year
CROWN CASTLE INTERNATIONAL CORP	CCI	228227-104	ANNUAL; 5/18/2017	1A	ELECTION OF DIRECTOR: P. ROBERT BARTOLO	MGMT	N	N.A	N/A
CROWN CASTLE INTERNATIONAL CORP	CCI	228227-104	ANNUAL; 5/18/2017	1B	ELECTION OF DIRECTOR: JAY A. BROWN	MGMT	N	N.A	N/A
CROWN CASTLE INTERNATIONAL CORP	CCI	228227-104	ANNUAL; 5/18/2017	1C	ELECTION OF DIRECTOR: CINDY CHRISTY	MGMT	N	N.A	N/A
CROWN CASTLE INTERNATIONAL CORP	CCI	228227-104	ANNUAL; 5/18/2017	1D	ELECTION OF DIRECTOR: ARI Q. FITZGERALD	MGMT	N	N.A	N/A
CROWN CASTLE INTERNATIONAL CORP	CCI	228227-104	ANNUAL; 5/18/2017	1E	ELECTION OF DIRECTOR: ROBERT E. GARRISON II	MGMT	N	N.A	N/A
CROWN CASTLE INTERNATIONAL CORP	CCI	228227-104	ANNUAL; 5/18/2017	1F	ELECTION OF DIRECTOR: LEE W. HOGAN	MGMT	N	N.A	N/A
CROWN CASTLE INTERNATIONAL CORP	CCI	228227-104	ANNUAL; 5/18/2017	1G	ELECTION OF DIRECTOR: EDWARD C. HUTCHESON, JR.	MGMT	N	N.A	N/A
CROWN CASTLE INTERNATIONAL CORP	CCI	228227-104	ANNUAL; 5/18/2017	H	ELECTION OF DIRECTOR: J. LANDIS MARTIN	MGMT	N	N.A	N/A
CROWN CASTLE INTERNATIONAL CORP	CCI	228227-104	ANNUAL; 5/18/2017	1I	ELECTION OF DIRECTOR: ROBERT F. MCKENZIE	MGMT	N	N.A	N/A
CROWN CASTLE INTERNATIONAL CORP	CCI	228227-104	ANNUAL; 5/18/2017	1J	ELECTION OF DIRECTOR: ANTHONY J. MELONE	MGMT	N	N.A	N/A
CROWN CASTLE INTERNATIONAL CORP	CCI	228227-104	ANNUAL; 5/18/2017	1K	ELECTION OF DIRECTOR: W. BENJAMIN MORELAND	MGMT	N	N.A	N/A
CROWN CASTLE INTERNATIONAL CORP	CCI	228227-104	ANNUAL; 5/18/2017	2	THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2017.	MGMT	N	N.A	N/A
CROWN CASTLE INTERNATIONAL CORP	CCI	228227-104	ANNUAL; 5/18/2017	3	THE NONBINDING, ADVISORY VOTE REGARDING THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	MGMT	N	N.A	N/A
CROWN CASTLE INTERNATIONAL CORP	CCI	228227-104	ANNUAL; 5/18/2017	4	A STOCKHOLDER PROPOSAL REGARDING PROXY ACCESS, IF PROPERLY PRESENTED.	MGMT	N	N.A	N/A
CUBESMART	CUBE	229663-109	ANNUAL; 5/31/2017	1	DIRECTOR W.M. DIEFENDERFER III PIERO BUSSANI CHRISTOPHER P. MARR MARIANNE M. KELER DEBORAH R. SALZBERG JOHN F. REMONDI JEFFREY F. ROGATZ JOHN W. FAIN	MGMT	N	N.A	N/A
CUBESMART	CUBE	229663-109	ANNUAL; 5/31/2017	2	TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2017.	MGMT	N	N.A	N/A
CUBESMART	CUBE	229663-109	ANNUAL; 5/31/2017	3	TO CAST AN ADVISORY VOTE TO APPROVE OUR EXECUTIVE COMPENSATION.	MGMT	N	N.A	N/A
CUBESMART	CUBE	229663-109	ANNUAL; 5/31/2017	4	TO CAST AN ADVISORY VOTE ON THE FREQUENCY OF HOLDING AN ADVISORY VOTE ON OUR EXECUTIVE COMPENSATION.	MGMT	N	N.A	N/A
CUBESMART	CUBE	229663-109	ANNUAL; 5/31/2017	5	TO CONSIDER AND VOTE ON A PROPOSAL TO
AMEND OUR CURRENT DECLARATION OF
TRUST TO PROVIDE SHAREHOLDERS WITH
THE ABILITY TO ALTER, AMEND OR REPEAL
OUR THIRD AMENDED AND RESTATED
					BYLAWS, AND ADOPT NEW BYLAWS.	MGMT	N	N.A	N/A
CYRUSONE	CONE	23283R-100	ANNUAL; 4/28/2017	1	DIRECTOR GARY J. WOJTASZEK DAVID H. FERDMAN JOHN W. GAMBLE, JR. MICHAEL A. KLAYKO T. TOD NIELSEN ALEX SHUMATE WILLIAM E. SULLIVAN LYNN A. WENTWORTH	MGMT	N	N.A	N/A
CYRUSONE	CONE	23283R-100	ANNUAL; 4/28/2017	2	APPROVAL OF THE ADVISORY (NONBINDING) RESOLUTION TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS ("SAYONPAY")	MGMT	N	N.A	N/A
CYRUSONE	CONE	23283R-100	ANNUAL; 4/28/2017	3	RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2017	MGMT	N	N.A	N/A
DRIVE SHACK INC.	DS	262077100	ANNUAL; 5/26/2017	1	DIRECTOR WESLEY R. EDENS CLIFFORD PRESS	MGMT	Y	For	For
DRIVE SHACK INC.	DS	262077100	ANNUAL; 5/26/2017	2	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR DRIVE SHACK INC. FOR FISCAL YEAR 2017.	MGMT	Y	For	For
DRIVE SHACK INC.	DS	262077100	ANNUAL; 5/26/2017	3	TO APPROVE THE 2017 DRIVE SHACK INC. NONQUALIFIED OPTION AND INCENTIVE AWARD PLAN.	MGMT	Y	For	For
EDUCATION REALTY TRUST	EDR	28140H-104	ANNUAL; 5/10/2017	1	DIRECTOR JOHN V. ARABIA WILLIAM J. CAHILL, III RANDALL L. CHURCHEY KIMBERLY K. SCHAEFER HOWARD A. SILVER JOHN T. THOMAS THOMAS TRUBIANA WENDELL W. WEAKLEY	MGMT	N	N.A	N/A
EDUCATION REALTY TRUST	EDR	28140H-105	ANNUAL; 5/10/2017	2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017 (PROPOSAL 2).	MGMT	N	N.A	N/A
EDUCATION REALTY TRUST	EDR	28140H-106	ANNUAL; 5/10/2017	3	TO APPROVE, IN AN ADVISORY (NONBINDING) VOTE, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS (PROPOSAL 3).	MGMT	N	N.A	N/A
EDUCATION REALTY TRUST	EDR	28140H-107	ANNUAL; 5/10/2017	4	TO APPROVE THE EDUCATION REALTY TRUST, INC. 2017 OMNIBUS EQUITY INCENTIVE PLAN (PROPOSAL 4).	MGMT	N	N.A	N/A
EDUCATION REALTY TRUST	EDR	28140H-108	ANNUAL; 5/10/2017	5	TO DETERMINE, IN AN ADVISORY (NONBINDING) VOTE, WHETHER A STOCKHOLDER VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS SHOULD OCCUR EVERY 1, 2 OR 3 YEARS (PROPOSAL 5).	MGMT	N	N.A	N/A
EQUINIX, INC.	EQIX	29444U-700	ANNUAL; 5/31/2017	1	DIRECTOR THOMAS BARTLETT NANCI CALDWELL GARY HROMADKO JOHN HUGHES SCOTT KRIENS WILLIAM LUBY IRVING LYONS, III CHRISTOPHER PAISLEY STEPHEN SMITH PETER VAN CAMP	MGMT	N	N.A	N/A
EQUINIX, INC.	EQIX	29444U-700	ANNUAL; 5/31/2017	2	TO APPROVE BY A NONBINDING ADVISORY VOTE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	MGMT	N	N.A	N/A
EQUINIX, INC.	EQIX	29444U-700	ANNUAL; 5/31/2017	3	TO APPROVE BY A NONBINDING ADVISORY VOTE THE FREQUENCY OF STOCKHOLDER NONBINDING ADVISORY VOTES ON THE COMPANY'S NAMED EXECUTIVE OFFICER COMPENSATION.	MGMT	N	N.A	N/A
EQUINIX, INC.	EQIX	29444U-700	ANNUAL; 5/31/2017	4	TO APPROVE LONGTERM INCENTIVE PERFORMANCE TERMS FOR CERTAIN OF OUR EXECUTIVES, PURSUANT TO SECTION 162(M) OF THE INTERNAL REVENUE CODE.	MGMT	N	N.A	N/A
EQUINIX, INC.	EQIX	29444U-700	ANNUAL; 5/31/2017	5	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	MGMT	N	N.A	N/A
EQUITY LIFESTYLE PROPERTIES	ELS	29472R-108	ANNUAL; 5/2/2017	1	DIRECTOR PHILIP CALIAN DAVID CONTIS THOMAS HENEGHAN TAO HUANG MARGUERITE NADER SHELI ROSENBERG HOWARD WALKER MATTHEW WILLIAMS WILLIAM YOUNG SAMUEL ZELL	MGMT	N	N.A	N/A
EQUITY LIFESTYLE PROPERTIES	ELS	29472R-108	ANNUAL; 5/2/2017	2	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2017.	MGMT	N	N.A	N/A
EQUITY LIFESTYLE PROPERTIES	ELS	29472R-108	ANNUAL; 5/2/2017	3	APPROVAL ON A NONBINDING, ADVISORY BASIS OF OUR EXECUTIVE COMPENSATION AS DISCLOSED IN THE PROXY STATEMENT.	MGMT	N	N.A	N/A
EQUITY LIFESTYLE PROPERTIES	ELS	29472R-108	ANNUAL; 5/2/2017	4	APPROVAL ON A NONBINDING, ADVISORY BASIS OF THE FREQUENCY OF A STOCKHOLDER VOTE TO APPROVE EXECUTIVE COMPENSATION.	MGMT	N	N.A	N/A
ESSEX PROPERTY TRUST	ESS	297178-402	ANNUAL; 5/16/2017	1	DIRECTOR KEITH R. GUERICKE IRVING F. LYONS, III GEORGE M. MARCUS GARY P. MARTIN ISSIE N. RABINOVITCH THOMAS E. ROBINSON MICHAEL J. SCHALL BYRON A. SCORDELIS JANICE L. SEARS	MGMT	Y	For	For
ESSEX PROPERTY TRUST	ESS	297178-402	ANNUAL; 5/16/2017	2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2017.	MGMT	Y	For	For
ESSEX PROPERTY TRUST	ESS	297178-402	ANNUAL; 5/16/2017	3	ADVISORY VOTE TO APPROVE THE COMPANY'S NAMED EXECUTIVE OFFICER COMPENSATION.	MGMT	Y	For	For
ESSEX PROPERTY TRUST	ESS	297178-402	ANNUAL; 5/16/2017	4	ADVISORY VOTE TO DETERMINE THE FREQUENCY OF NAMED EXECUTIVE OFFICER COMPENSATION ADVISORY VOTES.	MGMT	Y	1 Year	1Year
EXTRA SPACE STORAGE	EXR	30225T-102	ANNUAL; 5/18/2017	1.1	ELECTION OF DIRECTOR: KENNETH M. WOOLLEY	MGMT	Y	For	For
EXTRA SPACE STORAGE	EXR	30225T-102	ANNUAL; 5/18/2017	1.2	ELECTION OF DIRECTOR: JOSEPH D. MARGOLIS	MGMT	Y	For	For
EXTRA SPACE STORAGE	EXR	30225T-102	ANNUAL; 5/18/2017	1.3	ELECTION OF DIRECTOR: ROGER B. PORTER	MGMT	Y	For	For
EXTRA SPACE STORAGE	EXR	30225T-102	ANNUAL; 5/18/2017	1.4	ELECTION OF DIRECTOR: SPENCER F. KIRK	MGMT	Y	For	For
EXTRA SPACE STORAGE	EXR	30225T-102	ANNUAL; 5/18/2017	1.5	ELECTION OF DIRECTOR: DENNIS J. LETHAM	MGMT	Y	For	For
EXTRA SPACE STORAGE	EXR	30225T-102	ANNUAL; 5/18/2017	1.6	ELECTION OF DIRECTOR: DIANE OLMSTEAD	MGMT	Y	For	For
EXTRA SPACE STORAGE	EXR	30225T-102	ANNUAL; 5/18/2017	1.7	ELECTION OF DIRECTOR: K. FRED SKOUSEN	MGMT	Y	For	For
EXTRA SPACE STORAGE	EXR	30225T-102	ANNUAL; 5/18/2017	2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	MGMT	Y	For	For
EXTRA SPACE STORAGE	EXR	30225T-102	ANNUAL; 5/18/2017	3	ADVISORY VOTE ON THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	MGMT	Y	For	For
EXTRA SPACE STORAGE	EXR	30225T-102	ANNUAL; 5/18/2017	4	ADVISORY VOTE ON FREQUENCY OF STOCKHOLDER VOTE ON EXECUTIVE COMPENSATION.	MGMT	Y	1 Year	1Year
FEDERAL REALTY INVESTMENT TRUST	FRT	313747-206	ANNUAL; 5/3/2017	1.1	ELECTION OF TRUSTEE: JON E. BORTZ	MGMT	N	N.A	N/A
FEDERAL REALTY INVESTMENT TRUST	FRT	313747-206	ANNUAL; 5/3/2017	1.2	ELECTION OF TRUSTEE: DAVID W. FAEDER	MGMT	N	N.A	N/A
FEDERAL REALTY INVESTMENT TRUST	FRT	313747-206	ANNUAL; 5/3/2017	1.3	ELECTION OF TRUSTEE: ELIZABETH I. HOLLAND	MGMT	N	N.A	N/A
FEDERAL REALTY INVESTMENT TRUST	FRT	313747-206	ANNUAL; 5/3/2017	1.4	ELECTION OF TRUSTEE: GAIL P. STEINEL	MGMT	N	N.A	N/A
FEDERAL REALTY INVESTMENT TRUST	FRT	313747-206	ANNUAL; 5/3/2017	1.5	ELECTION OF TRUSTEE: WARREN M. THOMPSON	MGMT	N	N.A	N/A
FEDERAL REALTY INVESTMENT TRUST	FRT	313747-206	ANNUAL; 5/3/2017	1.6	ELECTION OF TRUSTEE: JOSEPH S. VASSALLUZZO	MGMT	N	N.A	N/A
FEDERAL REALTY INVESTMENT TRUST	FRT	313747-206	ANNUAL; 5/3/2017	1.7	ELECTION OF TRUSTEE: DONALD C. WOOD	MGMT	N	N.A	N/A
FEDERAL REALTY INVESTMENT TRUST	FRT	313747-206	ANNUAL; 5/3/2017	2	TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	MGMT	N	N.A	N/A
FEDERAL REALTY INVESTMENT TRUST	FRT	313747-206	ANNUAL; 5/3/2017	3	TO HOLD AN ADVISORY VOTE APPROVING THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MGMT	N	N.A	N/A
FEDERAL REALTY INVESTMENT TRUST	FRT	313747-206	ANNUAL; 5/3/2017	4	TO HOLD AN ADVISORY VOTE ON THE FREQUENCY OF HOLDING FUTURE VOTES ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MGMT	N	N.A	N/A
HILTON GRAND VACATIONS INC.	HGV	43300A-203	ANNUAL; 5/10/2017	1	DIRECTOR MARK D. WANG LEONARD A. POTTER BRENDA J. BACON KENNETH A. CAPLAN DAVID W. JOHNSON MARK H. LAZARUS PAMELA H. PATSLEY PAUL W. WHETSELL	MGMT	N	N.A	N/A
HILTON GRAND VACATIONS INC.	HGV	43300A-203	ANNUAL; 5/10/2017	2	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2017.	MGMT	N	N.A	N/A
HILTON GRAND VACATIONS INC.	HGV	43300A-203	ANNUAL; 5/10/2017	3	AMEND THE HILTON GRAND VACATIONS INC.
2017 OMNIBUS INCENTIVE PLAN AND REAPPROVE
THE TERMS THEREOF FOR
PURPOSES OF QUALIFYING OUR
COMPENSATION FOR DEDUCTIBILITY UNDER
SECTION 162(M) OF THE INTERNAL REVENUE
					CODE.	MGMT	N	N.A	N/A
HILTON GRAND VACATIONS INC.	HGV	43300A-203	ANNUAL; 5/10/2017	4	APPROVE THE HILTON GRAND VACATIONS INC. 2017 EMPLOYEE STOCK PURCHASE PLAN.	MGMT	N	N.A	N/A
HILTON GRAND VACATIONS INC.	HGV	43300A-203	ANNUAL; 5/10/2017	5	APPROVE, BY NONBINDING VOTE, THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS.	MGMT	N	N.A	N/A
HILTON GRAND VACATIONS INC.	HGV	43300A-203	ANNUAL; 5/10/2017	6	DETERMINE, IN A NONBINDING ADVISORY VOTE, WHETHER A NONBINDING STOCKHOLDER VOTE TO APPROVE THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS SHOULD OCCUR EVERY ONE, TWO OR THREE YEARS.	MGMT	N	N.A	N/A
HUDSON PACIFIC PROPERTIES, INC	HPP	444097-109	ANNUAL; 5/24/2017	1A	ELECTION OF DIRECTOR: VICTOR J. COLEMAN	MGMT	N	N.A	N/A
HUDSON PACIFIC PROPERTIES, INC	HPP	444097-109	ANNUAL; 5/24/2017	1B	ELECTION OF DIRECTOR: THEODORE R. ANTENUCCI	MGMT	N	N.A	N/A
HUDSON PACIFIC PROPERTIES, INC	HPP	444097-109	ANNUAL; 5/24/2017	1C	ELECTION OF DIRECTOR: FRANK COHEN	MGMT	N	N.A	N/A
HUDSON PACIFIC PROPERTIES, INC	HPP	444097-109	ANNUAL; 5/24/2017	1D	ELECTION OF DIRECTOR: RICHARD B. FRIED	MGMT	N	N.A	N/A
HUDSON PACIFIC PROPERTIES, INC	HPP	444097-109	ANNUAL; 5/24/2017	1E	ELECTION OF DIRECTOR: JONATHAN M. GLASER	MGMT	N	N.A	N/A
HUDSON PACIFIC PROPERTIES, INC	HPP	444097-109	ANNUAL; 5/24/2017	1F	ELECTION OF DIRECTOR: ROBERT L. HARRIS	MGMT	N	N.A	N/A
HUDSON PACIFIC PROPERTIES, INC	HPP	444097-109	ANNUAL; 5/24/2017	1G	ELECTION OF DIRECTOR: MARK D. LINEHAN	MGMT	N	N.A	N/A
HUDSON PACIFIC PROPERTIES, INC	HPP	444097-109	ANNUAL; 5/24/2017	1H	ELECTION OF DIRECTOR: ROBERT M. MORAN	MGMT	N	N.A	N/A
HUDSON PACIFIC PROPERTIES, INC	HPP	444097-109	ANNUAL; 5/24/2017	1I	ELECTION OF DIRECTOR: MICHAEL NASH	MGMT	N	N.A	N/A
HUDSON PACIFIC PROPERTIES, INC	HPP	444097-109	ANNUAL; 5/24/2017	1J	ELECTION OF DIRECTOR: BARRY A. PORTER	MGMT	N	N.A	N/A
HUDSON PACIFIC PROPERTIES, INC	HPP	444097-109	ANNUAL; 5/24/2017	2	THE APPROVAL OF THE AMENDED AND RESTATED HUDSON PACIFIC ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).	MGMT	N	N.A	N/A
HUDSON PACIFIC PROPERTIES, INC	HPP	444097-109	ANNUAL; 5/24/2017	3	THE RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).	MGMT	N	N.A	N/A
HUDSON PACIFIC PROPERTIES, INC	HPP	444097-109	ANNUAL; 5/24/2017	4	THE ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION, AS MORE FULLY DESCRIBED IN THE ENCLOSED PROXY STATEMENT.	MGMT	N	N.A	N/A
HUDSON PACIFIC PROPERTIES, INC	HPP	444097-109	ANNUAL; 5/24/2017	5	THE ADVISORY DETERMINATION OF THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.	MGMT	N	N.A	N/A
HUDSON PACIFIC PROPERTIES, INC	HPP	444097-109	ANNUAL; 5/24/2017	6	A STOCKHOLDER PROPOSAL REQUESTING THE BOARD OF DIRECTORS TO PREPARE A REPORT REGARDING DIVERSITY ON THE BOARD.	MGMT	N	N.A	N/A
LAS VEGAS SANDS	LVS	517834-107	ANNUAL; 6/8/2017	1	DIRECTOR CHARLES D. FORMAN STEVEN L. GERARD GEORGE JAMIESON LEWIS KRAMER	MGMT	N	N.A	N/A
LAS VEGAS SANDS	LVS	517834-107	ANNUAL; 6/8/2017	2	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2017	MGMT	N	N.A	N/A
LAS VEGAS SANDS	LVS	517834-107	ANNUAL; 6/8/2017	3	AN ADVISORY (NONBINDING) VOTE TO APPROVE THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS	MGMT	N	N.A	N/A
LAS VEGAS SANDS	LVS	517834-107	ANNUAL; 6/8/2017	4	AN ADVISORY (NONBINDING) VOTE ON HOW TO APPROVE THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS FREQUENTLY STOCKHOLDERS SHOULD VOTE	MGMT	N	N.A	N/A
MGM RESORTS INTERNATIONAL	MGM	552953-101	ANNUAL; 5/31/2017	1	DIRECTOR ROBERT H. BALDWIN WILLIAM A. BIBLE MARY CHRIS GAY WILLIAM W. GROUNDS ALEXIS M. HERMAN ROLAND HERNANDEZ JOHN KILROY ROSE MCKINNEYJAMES JAMES J. MURREN GREGORY M. SPIERKEL DANIEL J. TAYLOR	MGMT	N	N.A	N/A
MGM RESORTS INTERNATIONAL	MGM	552953-101	ANNUAL; 5/31/2017	2	TO RATIFY THE SELECTION OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2017.	MGMT	N	N.A	N/A
MGM RESORTS INTERNATIONAL	MGM	552953-101	ANNUAL; 5/31/2017	3	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MGMT	N	N.A	N/A
MGM RESORTS INTERNATIONAL	MGM	552953-101	ANNUAL; 5/31/2017	4	TO RECOMMEND, ON AN ADVISORY BASIS, THE FREQUENCY WITH WHICH THE COMPANY CONDUCTS AN ADVISORY VOTE, ON EXECUTIVE COMPENSATION.	MGMT	N	N.A	N/A
MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	ANNUAL; 5/17/2017	1A	ELECTION OF DIRECTOR: NORMAN H. BROWN, JR.	MGMT	N	N.A	N/A
MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	ANNUAL; 5/17/2017	1B	ELECTION OF DIRECTOR: GEORGE W. CARMANY, III	MGMT	N	N.A	N/A
MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	ANNUAL; 5/17/2017	1C	ELECTION OF DIRECTOR: RONALD KIRK	MGMT	N	N.A	N/A
MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	ANNUAL; 5/17/2017	1D	ELECTION OF DIRECTOR: H.E. (JACK) LENTZ	MGMT	N	N.A	N/A
MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	ANNUAL; 5/17/2017	1E	ELECTION OF DIRECTOR: OUMA SANANIKONE	MGMT	N	N.A	N/A
MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	ANNUAL; 5/17/2017	2	THE RATIFICATION OF THE SELECTION OF KPMG LLP AS OUR INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	MGMT	N	N.A	N/A
MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	ANNUAL; 5/17/2017	3	THE APPROVAL, ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.	MGMT	N	N.A	N/A
MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	ANNUAL; 5/17/2017	4	THE APPROVAL, ON AN ADVISORY BASIS, OF THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.	MGMT	N	N.A	N/A
NATIONAL STORAGE AFFILIATES TRUST	NSA	637870106	ANNUAL; 5/25/2017	1	DIRECTOR ARLEN D. NORDHAGEN GEORGE L. CHAPMAN KEVIN M. HOWARD PAUL W. HYLBERT, JR. CHAD L. MEISINGER STEVEN G. OSGOOD DOMINIC M. PALAZZO MARK VAN MOURICK	MGMT	N	N.A	N/A
NATIONAL STORAGE AFFILIATES TRUST	NSA	637870106	ANNUAL; 5/25/2017	2	THE RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	MGMT	N	N.A	N/A
NEW RESIDENTIAL INVESTMENT CORP.	NRZ	64828T-201	ANNUAL; 5/25/2017	1.1	ELECTION OF DIRECTOR: ALAN L. TYSON	MGMT	N	N.A	N/A
NEW RESIDENTIAL INVESTMENT CORP.	NRZ	64828T-201	ANNUAL; 5/25/2017	1.2	ELECTION OF DIRECTOR: DAVID SALTZMAN	MGMT	N	N.A	N/A
NEW RESIDENTIAL INVESTMENT CORP.	NRZ	64828T-201	ANNUAL; 5/25/2017	2	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR NEW RESIDENTIAL INVESTMENT CORP. FOR FISCAL YEAR 2017.	MGMT	N	N.A	N/A
QTS REALTY TRUST, INC	QTS	74736A-103	ANNUAL; 5/4/2017	1	DIRECTOR CHAD L. WILLIAMS JOHN W. BARTER WILLIAM O. GRABE CATHERINE R. KINNEY PETER A. MARINO SCOTT D. MILLER PHILIP P. TRAHANAS STEPHEN E. WESTHEAD	MGMT	N	N.A	N/A
QTS REALTY TRUST, INC	QTS	74736A-103	ANNUAL; 5/4/2017	2	TO APPROVE, ON A NONBINDING ADVISORY BASIS, THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS.	MGMT	N	N.A	N/A
QTS REALTY TRUST, INC	QTS	74736A-103	ANNUAL; 5/4/2017	3	TO APPROVE THE 2017 AMENDED AND RESTATED QTS REALTY TRUST, INC. EMPLOYEE STOCK PURCHASE PLAN.	MGMT	N	N.A	N/A
QTS REALTY TRUST, INC	QTS	74736A-103	ANNUAL; 5/4/2017	4	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	MGMT	N	N.A	N/A
SBA COMMUNICATIONS CORPORATION	SBAC	78388J-106	ANNUAL; 5/18/2017	1A	ELECTION OF DIRECTOR FOR A THREE YEAR TERM: STEVEN E. BERNSTEIN	MGMT	N	N.A	N/A
SBA COMMUNICATIONS CORPORATION	SBAC	78388J-106	ANNUAL; 5/18/2017	1B	ELECTION OF DIRECTOR FOR A THREE YEAR TERM: DUNCAN H. COCROFT	MGMT	N	N.A	N/A
SBA COMMUNICATIONS CORPORATION	SBAC	78388J-106	ANNUAL; 5/18/2017	2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS SBA'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2017 FISCAL YEAR.	MGMT	N	N.A	N/A
SBA COMMUNICATIONS CORPORATION	SBAC	78388J-106	ANNUAL; 5/18/2017	3	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF SBA'S NAMED EXECUTIVE OFFICERS.	MGMT	N	N.A	N/A
SBA COMMUNICATIONS CORPORATION	SBAC	78388J-106	ANNUAL; 5/18/2017	4	APPROVAL, ON AN ADVISORY BASIS, OF THE FREQUENCY OF FUTURE ADVISORY VOTES ON THE COMPENSATION OF SBA'S NAMED EXECUTIVE OFFICERS.	MGMT	N	N.A	N/A
SUN COMMUNITIES	SUI	866674-104	ANNUAL; 5/18/2017	1A	ELECTION OF DIRECTOR: STEPHANIE W. BERGERON	MGMT	Y	For	For
SUN COMMUNITIES	SUI	866674-104	ANNUAL; 5/18/2017	1B	ELECTION OF DIRECTOR: BRIAN M. HERMELIN	MGMT	Y	For	For
SUN COMMUNITIES	SUI	866674-104	ANNUAL; 5/18/2017	1C	ELECTION OF DIRECTOR: RONALD A. KLEIN	MGMT	Y	For	For
SUN COMMUNITIES	SUI	866674-104	ANNUAL; 5/18/2017	1D	ELECTION OF DIRECTOR: CLUNET R. LEWIS	MGMT	Y	For	For
SUN COMMUNITIES	SUI	866674-104	ANNUAL; 5/18/2017	1E	ELECTION OF DIRECTOR: GARY A. SHIFFMAN	MGMT	Y	For	For
SUN COMMUNITIES	SUI	866674-104	ANNUAL; 5/18/2017	1F	ELECTION OF DIRECTOR: ARTHUR A. WEISS	MGMT	Y	For	For
SUN COMMUNITIES	SUI	866674-104	ANNUAL; 5/18/2017	2	RATIFY THE SELECTION OF GRANT THORNTON LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	MGMT	Y	For	For
SUN COMMUNITIES	SUI	866674-104	ANNUAL; 5/18/2017	3	TO APPROVE, BY NON-BINDING VOTE, EXECUTIVE COMPENSATION.	MGMT	Y	For	For
SUN COMMUNITIES	SUI	866674-104	ANNUAL; 5/18/2017	4	TO RECOMMEND, BY NON-BINDING VOTE, THE FREQUENCY OF EXECUTIVE COMPENSATION VOTES.	MGMT	Y	1 Year	1 Year
TAUBMAN CENTERS	TCO	876664-103	ANNUAL; 6/1/2017	1	DIRECTOR ROBERT S. TAUBMAN CIA BUCKLEY MARAKOVITS MYRON E. ULLMAN, III	MGMT	N	N.A	N/A
TAUBMAN CENTERS	TCO	876664-103	ANNUAL; 6/1/2017	2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2017.	MGMT	N	N.A	N/A
TAUBMAN CENTERS	TCO	876664-103	ANNUAL; 6/1/2017	3	ADVISORY APPROVAL OF THE NAMED EXECUTIVE OFFICER COMPENSATION.	MGMT	N	N.A	N/A
TAUBMAN CENTERS	TCO	876664-103	ANNUAL; 6/1/2017	4	ADVISORY APPROVAL ON THE FREQUENCY OF AN ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION.	MGMT	N	N.A	N/A

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)* /s/ Kevin Wolf

Kevin Wolf, President

Date: May 23, 2018

* Print the name and title of each signing officer under his or her signature.